Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

Note 19: Segment Reporting

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe. Following the Company’s acquisition of substantially all of the assets of Miller-St. Nazianz Inc. (“Miller”) in November 2014, certain agricultural equipment products are also sold under the Miller brand, primarily in North America. Following the Company’s acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products will be sold under the Kongskilde, Överum, and JF brands.

Construction Equipment designs, manufactures, and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the New Holland Construction and Case Construction Equipment brands.

Commercial Vehicles designs, produces, and sells a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the Iveco brand, commuter buses and touring coaches under the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the Iveco Astra brand, firefighting vehicles under the Magirus brand and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures, and offers a range of propulsion and transmission systems and axles for on- and off-road applications, as well as engines for marine application and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

The CODM reviews the performance of operating segments using Operating Profit of Industrial Activities calculated using U.S. GAAP measures. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, SG&A expenses, and R&D expenses. Operating Profit of Financial Services is defined as revenues, less SG&A expenses, interest expenses and certain other operating expenses. In addition, with reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviews expenditures for long-lived assets; however, other operating segment asset information is not readily available.

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2016, 2015, and 2014 are provided below.

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Operating profit	$1,439	$1,635	$2,199
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(44)	(84)	(184)
Interest expenses of Industrial Activities, net of interest income and eliminations	(543)	(479)	(613)
Other, net	(861)	(505)	(313)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$(9)	$567	$1,089

Segment Information

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Agricultural Equipment	$818	$952	$1,770
Construction Equipment	2	90	79
Commercial Vehicles	333	283	29
Powertrain	232	186	223
Eliminations and other	(94)	(79)	(113)
Total Operating profit of Industrial Activities	$1,291	$1,432	$1,988
Financial Services	478	515	554
Eliminations and other	(330)	(312)	(343)
Operating profit	$1,439	$1,635	$2,199

A summary of additional operating segment information as of and for the years ended December 31, 2016, 2015, and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Revenues:
Agricultural Equipment	$10,120	$11,025	$15,204
Construction Equipment	2,304	2,542	3,346
Commercial Vehicles	9,553	9,542	10,888
Powertrain	3,707	3,560	4,464
Eliminations and other	(2,015)	(1,992)	(2,704)
Net sales of Industrial Activities	23,669	24,677	31,198
Financial Services	1,570	1,603	1,828
Eliminations and other	(367)	(368)	(471)
Total Revenues	$24,872	$25,912	$32,555
Depreciation and Amortization (*):
Agricultural Equipment	$309	$303	$288
Construction Equipment	69	70	85
Commercial Vehicles	208	198	209
Powertrain	124	123	144
Other activities and adjustments	—	—	(1)
Depreciation and amortization of Industrial Activities	710	694	725
Financial Services	6	5	6
Depreciation and amortization	$716	$699	$731
Expenditures for long-lived assets (*):
Agricultural Equipment	$194	$308	$408
Construction Equipment	36	47	65
Commercial Vehicles	173	182	391
Powertrain	96	112	136
Other activities	2	4	5
Expenditures for long-lived assets of Industrial Activities	501	653	1,005
Financial Services	2	3	17
Expenditures for long-lived assets	$503	$656	$1,022

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

Geographic Information

CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $842 million, $1,008 million, and $1,054 million for the years ended December 31, 2016, 2015, and 2014, respectively. Revenues earned in the rest of the world from external customers were $24,030 million, $24,904 million, and $31,501 million for the years ended December 31, 2016, 2015, and 2014, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2016	2015	2014
	(in millions)
United States	$4,628	$5,533	$7,472
France	2,608	2,580	2,913
Italy	2,874	2,524	2,854
Brazil	1,587	1,670	3,708
Germany	1,574	1,565	1,845
Canada	1,182	1,229	1,606
Australia	947	846	926
Spain	921	810	807
Argentina	680	768	570
Poland	435	479	562
Other	6,594	6,900	8,238
Total Revenues from external customers in the rest of world	$24,030	$24,904	$31,501

Total long-lived tangible and intangible assets located in the U.K. were $234 million and $253 million at December 31, 2016 and 2015, respectively, and the total of such assets located in the rest of the world totaled $11,306 million and $11,320 million at December 31, 2016 and 2015, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2016	2015
	(in millions)
United States	$5,081	$5,202
Italy	1,510	1,580
France	805	794
Spain	625	579
Germany	808	849
Brazil	436	371
Canada	519	441
China	280	313
Other	1,242	1,191
Total Long-lived assets in the rest of the world	$11,306	$11,320

In 2016, 2015, and 2014, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.